Superannuation commitments - Expense recognised (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Superannuation commitments
Current service cost	$ 26	$ 40	$ 45
Net interest cost on net benefit liability	(14)	11	12
Total defined benefit expense	12	51	$ 57
Parent Entity
Superannuation commitments
Current service cost	25	40
Net interest cost on net benefit liability	(14)	11
Total defined benefit expense	$ 11	$ 51